united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Grant Park Managed Futures Strategy Fund

Class A shares: GPFAX	Class C shares: GPFCX	Class I shares: GPFIX

Class N shares: GPFNX

Grant Park Multi Alternative Strategies Fund

Class A shares: GPAAX	Class C shares: GPACX	Class I shares: GPAIX

Class N shares: GPANX

Grant Park Absolute Return Fund

Class A shares: GPHAX	Class C shares: GPHCX	Class I shares: GPHIX

Class N shares: GPHNX

Grant Park Fixed Income Fund

Class I shares: GPCIX

Semi-Annual Report

March 31, 2016

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Prospectus.

Grant Park Managed Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmarks:

				Inception** -
	Six Months	One Year	Three Year	March 31, 2016
Grant Park Managed Futures Strategy Fund - Class A	2.98%	(7.64)%	(0.12)%	(1.22)%
Grant Park Managed Futures Strategy Fund - Class A with load	(2.92)%	(12.91)%	(2.09)%	(2.37)%
Grant Park Managed Futures Strategy Fund - Class C	2.51%	(8.44)%	(0.87)%	(1.97)%
Grant Park Managed Futures Strategy Fund - Class I	3.06%	(7.39)%	0.17%	(0.97)%
Grant Park Managed Futures Strategy Fund - Class N	2.98%	(7.64)%	(0.12)%	(1.22)%
S&P 500 Total Return Index	8.49%	1.78%	11.82%	11.51%
Barclays Capital 1-3 Year U.S. Treasury Bond index	0.46%	0.92%	0.78%	0.86%
Barclays Capital U.S. Government/Corporate Long Bond Index	6.14%	0.43%	4.99%	8.65%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.91% for Class A shares, 2.66% for Class C shares, 1.66% for Class I shares, and 1.91% for Class N shares per the Prospectus dated January 28, 2016. Class A Shares are subject to a maximum sales charge of 5.75% on purchases and a maximum deferred sales charge of 1.00%. The Fund’s adviser has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is March 4, 2011.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors can not invest directly in an index.

The Barclays Capital 1-3 Year U.S. Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. Investors can not invest directly in an index.

The Barclays Capital U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years. Investors can not invest directly in an index.

Portfolio Composition as of March 31, 2016

Holdings by type of investment	% of Net Assets at Value
Mutual Fund	52.8%
Short Term Investments	22.6%
Other Assets Less Liabilities - Net	24.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Grant Park Multi Alternative Strategies Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmarks:

			Inception** -
	Six Months	One Year	March 31, 2016
Grant Park Multi Alternative Strategies Fund - Class A	4.05%	(0.82)%	6.77%
Grant Park Multi Alternative Strategies Fund - Class A with load	(1.95)%	(6.53)%	3.99%
Grant Park Multi Alternative Strategies Fund - Class C	3.58%	(1.58)%	6.01%
Grant Park Multi Alternative Strategies Fund - Class I	4.11%	(0.57)%	7.09%
Grant Park Multi Alternative Strategies Fund - Class N	3.98%	(0.79)%	6.85%
Barclays Capital 1-3 Year U.S. Treasury Bond index	8.49%	1.78%	7.16%
Barclays Capital U.S. Government/Corporate Long Bond Index	6.14%	0.43%	10.10%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.96% for Class A shares, 2.72% for Class C shares, 1.72% for Class I shares, and 1.96% for Class N shares per the Prospectus dated January 28, 2016. Class A Shares are subject to a maximum sales charge of 5.75% on purchases and a maximum deferred sales charge of 1.00%. The Fund’s adviser has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is December 31, 2013.

The Barclays Capital 1-3 Year U.S. Treasury Bond Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years. Investors can not invest directly in an index.

The Barclays Capital U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years.

Portfolio Composition as of March 31, 2016

Holdings by type of investment	% of Net Assets at Value
Mutual Fund	42.3%
Exchange Traded Funds	40.0%
Short-Term Investments	12.7%
Other Assets Less Liabilities - Net	5.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Grant Park Absolute Return Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the period ended March 31, 2016, as compared to its benchmark:

		Inception** -
	Six months	March 31, 2016
Grant Park Absolute Return Fund - Class A	(1.67)%	(5.60)%
Grant Park Absolute Return Fund - Class A with load	(7.36)%	(11.03)%
Grant Park Absolute Return Fund - Class C	(2.09)%	(6.30)%
Grant Park Absolute Return Fund - Class I	(1.56)%	(5.40)%
Grant Park Absolute Return Fund - Class N	(1.67)%	(5.60)%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.11%	0.12%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.89% for Class A shares, 2.64% for Class C shares, 9.35% for Class I shares, and 1.89% for Class N shares per the Prospectus dated January 29, 2016. Class A Shares are subject to a maximum sales charge of 5.75% on purchases and a maximum deferred sales charge of 1.00%. The Fund’s adviser has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is April 30, 2015.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. By contrast, the performance of the Fund reflects the deduction of the fund expenses, including sales charges if applicable. An individual cannot invest directly in an index.

Portfolio Composition as of March 31, 2016

Holdings by type of investment	% of Net Assets at Value
Mutual Fund	69.0%
Short-Term Investments	25.6%
Other Assets Less Liabilities - Net	5.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Grant Park Fixed Income Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the period ended March 31, 2016, as compared to its benchmark:

		Inception** -
	Six months	March 31, 2016
Grant Park Fixed Income Fund - Class I	0.34%	0.44%
Barclays Capital U.S. Treasury 1-3 Year Index	0.46%	0.72%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.04% for Class I shares per the Prospectus dated January 28, 2016. The Fund’s adviser has agreed to waive and/or reimburse certain expenses of the Fund. Absent this agreement, the performance shown would have been lower. For performance information current to the most recent month-end, please call toll-free 1-855-501-4758.

**	Inception date is July 31, 2015.

The Barclays Capital U.S. Treasury 1-3 Year Index measures the performance of U.S. Treasury securities that have a remaining maturity of at least one year and less than three years.

Portfolio Composition as of March 31, 2016

Holdings by type of investment	% of Net Assets at Value
Bonds & Notes	65.4%
Exchange Traded Funds	32.1%
Short-Term Investments	1.4%
U.S Treasury Obligations	1.0%
Other Assets Less Liabilities - Net	0.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	MUTUAL FUND - 52.8%
	DEBT FUND - 52.8%
2,468,732	Grant Park Fixed Income Fund * (Cost - $24,671,683)	$24,662,631

	SHORT-TERM INVESTMENTS - 22.6%
	MONEY MARKET FUND - 22.6%
10,569,245	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.25% **	10,569,245
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,569,245)

	TOTAL INVESTMENTS - 75.4% (Cost - $35,240,928) (a)	$35,231,876
	OTHER ASSETS LESS LIABILITIES - NET - 24.6%	11,510,457
	NET ASSETS - 100.0%	$46,742,333

*	Affiliated Investment Company.

**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2016. A portion represents positions held in GPMFS Fund Limited.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,240,928 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(9,052)
Net unrealized depreciation:	$(9,052)

Unrealized
Gain / (Loss)
LONG SWAP (1)
Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of commodity trading advisor (CTA) programs that is calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of CTA programs including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each CTA program, and the mix of CTA programs. The swap was effective on August 17, 2012 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for a 0.50% per annum notional fee to Deutsche Bank. (Notional Value $77,938,766)	$5,760,602
Total Unrealized Appreciation on Swap Contract	$5,760,602

(1)	This investment is a holding of GPMFS Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	MUTUAL FUND - 42.3%
	DEBT FUND - 42.3%
7,632,776	Grant Park Fixed Income Fund * (Cost - $76,267,404)	$76,251,431

	EXCHANGE TRADED FUNDS - 40.0%
	EQUITY FUNDS - 40.0%
34,535	iShares Core S&P 500 ETF	7,136,658
127,674	iShares MSCI ACWI ETF	7,157,404
181,785	iShares MSCI ACWI ex US ETF	7,176,872
125,136	iShares MSCI EAFE ETF	7,149,020
144,378	iShares MSCI EAFE Small-Cap ETF	7,190,024
211,374	iShares MSCI Emerging Markets ETF	7,239,560
62,613	iShares Russell 1000 ETF	7,142,265
65,778	iShares Russell 2000 ETF	7,276,362
44,083	iShares Russell Mid-Cap ETF	7,182,002
93,483	iShares U.S. Real Estate ETF	7,278,587
	TOTAL EXCHANGE TRADED FUNDS (Cost - $70,510,795)	71,928,754

	SHORT-TERM INVESTMENTS - 12.7%
	MONEY MARKET FUND - 12.7%
22,861,918	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.25% **	22,861,918
	TOTAL SHORT-TERM INVESTMENTS - (Cost - $22,861,918)

	TOTAL INVESTMENTS - 95.0% (Cost - $169,640,117) (a)	$171,042,103
	OTHER ASSETS LESS LIABILITIES - NET - 5.0%	8,941,147
	NET ASSETS - 100.0%	$179,983,250

*	Affiliated Investment Company.

**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2016. A portion represents positions held in GPMAS Fund Limited.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $169,805,597 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,750,723
Unrealized depreciation:	(663,690)
Net unrealized appreciation:	$1,087,033

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

LONG FUTURES CONTRACTS

Long		Underlying Face Amount at
Contracts	Description	Value *	Unrealized Gain/(Loss)
949	3 Mo EuroYen TFX Dec 2016	211,152,500	$(22,636)
1,534	3 Mo Sterling (Short Sterling) Jun 2017	273,680,940	(212,059)
1,150	3 Month Euro (Euribor) Jun 2017	328,468,750	(231,129)
27	3 Year AUD Government Bond Jun 2016	6,334,277	3,307
214	90 Day Euro $Future Dec 2017	52,946,275	4,200
78	10 YR Mini JBG Future Jun 2016	10,506,600	7,685
65	Australian Dollar Future Jun 2016	4,972,500	61,730
14	Dollar Index Future Jun 2016	1,324,092	(50,228)
58	Euro-Bund Future Jun 2016	12,293,258	(797)
592	Euro CHF 3 Mo ICE Mar 2017	155,863,240	(303,314)
2	Euro FX Future Jun 2016	285,250	4,256
255	Frozen Concentrated OJ May 2016 +	5,630,400	234,825
2	FTSE 100 Index Jun 2016	175,712	(1,746)
23	Gas Oil Future May 2016 +	824,550	(27,500)
191	Gold Jun 2016 +	23,599,960	(243,610)
36	Japanese Yen Future Jun 2016	4,006,800	44,756
235	Long Gilt Future Jun 2016	58,840,398	123,398
123	Lumber Future May 2016 +	4,203,771	358,809
84	Nasdaq 100 E-Mini Future Jun 2016	7,520,100	39,795
73	New Zealand Dollar Future Jun 2016	5,034,080	112,270
49	S&P E-mini Future Jun 2016	5,026,175	57,750
330	Soybean Oil Future May 2016 +	6,775,560	297,468
18	SPI 200 Future Jun 2016	1,752,633	(42,803)
24	US 5 Yr Note Jun 2016	2,907,936	3,112
82	US 10 Yr Future Jun 2016	10,692,062	(15,533)
191	US Long Bond Future Jun 2016	1,570,383	(125,747)
341	World Sugar #11 May 2016 +	5,862,472	(84,986)
	Net Unrealized Depreciation from Open Long Futures Contracts		$(8,727)

SHORT FUTURES CONTRACTS

Short		Underlying Face Amount at
Contracts	Description	Value *	Unrealized Gain/(Loss)
118	British Pound Future Jun 2016	10,600,088	$(108,163)
55	Cocoa May 2016 +	1,622,500	(17,750)
190	Corn Future May 2016 +	3,339,250	100,738
137	Cotton May 2016 +	4,003,140	42,985
56	Feeder Cattle May 2016 +	4,347,000	(88,575)
14	Gasoline RBOB May 2016 +	850,660	8,299
91	Mexican Peso Future Jun 2016	2,615,795	(68,795)
33	Natural Gas Future May 2016 +	646,470	(54,890)

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

SHORT FUTURES CONTRACTS (Continued)

Short		Underlying Face Amount at
Contracts	Description	Value *	Unrealized Gain/(Loss)
113	Rough Rice Futures Jul 2016 +	2,252,090	$45,100
173	Soybean Meal May 2016 +	4,676,190	(36,240)
18	Swiss Franc Future Jun 2016	2,349,900	(98,350)
74	Wheat Future May 2016 +	1,751,950	(43,737)
	Net Unrealized Depreciation from Open Short Futures Contracts		$(319,378)

	Total Net Unrealized Depreciation from Open Futures Contracts		$(328,105)

+	This investment is a holding of GPMAS Fund Limited.

*	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	MUTUAL FUND - 69.0%
	DEBT FUND - 69.0%
130,752	Grant Park Fixed Income Fund * (Cost - $1,306,993)	$1,306,214

	SHORT-TERM INVESTMENTS - 25.6%
	MONEY MARKET FUND - 25.6%
483,424	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.25% **	483,424
	TOTAL SHORT-TERM INVESTMENTS (Cost - $483,424)

	TOTAL INVESTMENTS - 94.6% (Cost - $1,790,417) (a)	$1,789,638
	OTHER ASSETS LESS LIABILITIES - NET - 5.4%	102,551
	NET ASSETS - 100.0%	$1,892,189

*	Affiliated Investment Company.

**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,790,417 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(779)
Net unrealized depreciation:	$(779)

LONG FUTURES CONTRACTS

Long		Underlying Face Amount at	Unrealized
Contracts	Description	Value *	Gain/(Loss)
3	Nasdaq 100 E-Mini June 2016	268,575	$135
2	S&P E-Mini Future June 2016	205,150	25
	Net Unrealized Appreciation from Open Long Futures Contracts		$160

SHORT FUTURES CONTRACTS

Short		Underlying Face Amount at	Unrealized
Contracts	Description	Value *	Gain/(Loss)
7	Euro STOXX 50 June 2016	233,730	$1,743
	Net Unrealized Appreciation from Open Short Futures Contracts		$1,743

	Total Net Unrealized Appreciation from Open Futures Contracts		$1,903

*	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares				Value
	EXCHANGE TRADED FUNDS - 32.1%
	DEBT FUNDS - 32.1%
111,346	iShares Short Maturity Bond ETF			$5,573,981
4,650	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund			432,264
21,924	PIMCO Enhanced Short Maturity Active Exchange-Traded Fund			2,209,501
182,114	SPDR Barclays Short Term Corporate Bond ETF			5,578,152
160,650	SPDR Barclays Short Term High Yield Bond ETF			4,147,983
186,130	Vanguard Short-Term Corporate Bond ETF			14,895,983
	TOTAL EXCHANGE TRADED FUNDS (Cost - $32,902,248)			32,837,864

		Coupon Rate
Par Value		(%)	Maturity
	BONDS & NOTES - 65.4%
	AUTO MANUFACTURERS - 1.5%
$1,500,000	Ford Motor Credit Co. LLC	1.700	5/9/2016	1,501,043

	BANKS - 8.2%
1,700,000	Bank of America Corp.	6.050	5/16/2016	1,711,767
2,000,000	Citigroup Inc.	5.850	8/2/2016	2,031,580
1,800,000	JPMorgan Chase Bank NA	5.875	6/13/2016	1,817,152
2,795,000	SunTrust Banks Inc.	1.350	2/15/2017	2,797,440
				8,357,939
	DIVERSIFIED FINANCIAL SERVICES - 3.9%
2,500,000	American Express Credit Corp.	2.375	3/24/2017	2,529,690
1,500,000	Capital One Bank USA NA	1.150	11/21/2016	1,500,335
				4,030,025
	ELECTRIC - 2.0%
2,000,000	The Southern Co.	1.950	9/1/2016	2,009,650

	MISCELLANEOUS MANUFACTURER - 2.0%
2,000,000	Textron Inc.	4.625	9/21/2016	2,030,152

	TELECOMMUNICATIONS - 1.7%
1,750,000	AT&T Inc.	2.400	8/15/2016	1,760,764

	TRUCKING & LEASING - 1.1%
1,116,000	GATX Corp.	3.500	7/15/2016	1,122,733

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.0%
3,000,000	Federal Farm Credit Banks	1.110	10/15/2018	3,000,033
3,000,000	Federal Farm Credit Banks	1.340	11/30/2018	3,006,024
1,000,000	Federal Farm Credit Banks	1.730	8/12/2019	1,002,267
700,000	Federal Farm Credit Banks	1.670	8/26/2019	702,828

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

		Coupon Rate
Par Value		(%)	Maturity	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Continued) - 45.0%
$2,000,000	Federal Farm Credit Banks	1.520	2/3/2020	$2,005,164
3,000,000	Federal Home Loan Banks	1.250	8/24/2018	3,006,168
3,050,000	Federal Home Loan Banks	1.280	8/24/2018	3,056,975
2,500,000	Federal Home Loan Mortgage Corp.	1.250	8/27/2018	2,501,293
2,000,000	Federal Home Loan Mortgage Corp.	1.200	9/28/2018	2,000,210
500,000	Federal Home Loan Mortgage Corp.	1.300	12/28/2018	500,500
3,000,000	Federal Home Loan Mortgage Corp.	1.300	2/26/2019	3,000,432
3,000,000	Federal Home Loan Mortgage Corp.	1.300	2/26/2019	2,998,959
5,000,000	Federal Home Loan Mortgage Corp.	1.400	3/29/2019	5,001,595
2,000,000	Federal Home Loan Mortgage Corp.	1.350	3/29/2019	2,000,274
750,000	Federal Home Loan Mortgage Corp.	1.500	10/29/2019	750,197
1,000,000	Federal Home Loan Mortgage Corp.	1.625	3/30/2020	1,000,804
1,000,000	Federal National Mortgage Association	1.350	9/28/2018	1,001,216
3,500,000	Federal National Mortgage Association	1.120	10/26/2018	3,500,452
1,500,000	Federal National Mortgage Association	1.250	2/26/2019	1,500,203
2,000,000	Federal National Mortgage Association	1.270	2/26/2019	2,001,094
2,500,000	Federal National Mortgage Association	1.400	3/29/2019	2,504,244
				46,040,932

	TOTAL BONDS & NOTES (Cost - $66,798,866)			66,853,238

	U.S. TREASURY OBLIGATIONS - 1.0%
1,000,000	United States Treasury Bill, 0.64% Due 3/2/2017 (Cost - $994,045) *			994,045

Shares
	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUND - 1.4%
1,452,304	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, to yield 0.25% (Cost - $1,452,304) **			1,452,304

	TOTAL INVESTMENTS - 99.9% (Cost - $102,147,463) (a)			$102,137,451
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%			91,920
	NET ASSETS - 100.0%			$102,229,371

*	Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

**	Money Market Fund; Interest rate reflects seven-day effective yield on March 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $102,147,463 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$186,865
Unrealized depreciation:	(196,877)
Net unrealized depreciation:	$(10,012)

The accompanying notes are an integral part of these financial statements.

Grant Park Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

	Grant Park Managed	Grant Park Multi Alternative
	Futures Strategy Fund	Strategies Fund
Assets
Investment securities:
Unaffiliated Securities at cost	$10,569,245	$93,372,713
Affiliated Securities at cost	24,671,683	76,267,404
Unafilliated Securities at fair value	$10,569,245	$94,790,672
Afilliated Securities at fair value	24,662,631	76,251,431
Cash on deposit with Broker - swap margin balance (1)	17,508,335	—
Deposit at Broker for futures contracts	—	9,758,939
Unrealized appreciation on swap contract	5,760,602	—
Receivable for Fund shares sold	871	550,713
Dividends and interest receivable	1,610	4,114
Prepaid expenses and other assets	48,043	108,257
Total Assets	58,551,337	181,464,126

Liabilities
Payable for investments purchased	—	713,765
Net unrealized depreciation from open futures contracts	—	328,105
Due to broker - swap contract	11,694,679	—
Payable for Fund shares purchased	39,299	225,292
Investment advisory fees payable	38,353	171,794
Payable to related parties	22,096	5,691
Distribution (12b-1) fees payable	6,896	17,044
Accrued expenses and other liabilities	7,681	19,185
Total Liabilities	11,809,004	1,480,876
NET ASSETS	$46,742,333	$179,983,250

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$54,278,444	$177,256,878
Accumulated net investment loss	(4,514,250)	(2,385,477)
Accumulated net realized gain (loss) from security transactions, futures contracts and swap contracts	(8,773,411)	4,037,969
Net unrealized appreciation of investments, future contracts and swap contracts	5,751,550	1,073,880
NET ASSETS	$46,742,333	$179,983,250

(1)	This investment is a holding of GPMFS Fund Limited.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2016

	Grant Park Managed	Grant Park Multi Alternative
	Futures Strategy Fund	Strategies Fund
Net Asset Value Per Share:
Class A Shares
Net Assets	$10,080,302	$32,329,918
Shares of beneficial interest outstanding	1,086,537	2,920,937
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.28	$11.07
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$9.85	$11.75

Class C Shares
Net Assets	$4,608,691	$7,030,981
Shares of beneficial interest outstanding	511,825	641,437
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.00	$10.96

Class I Shares
Net Assets	$28,465,512	$117,029,292
Shares of beneficial interest outstanding	3,049,290	10,525,766
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.34	$11.12

Class N Shares
Net Assets	$3,587,828	$23,593,059
Shares of beneficial interest outstanding	387,145	2,127,388
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.27	$11.09

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

	Grant Park Absolute	Grant Park Fixed
	Return Fund	Income Fund
Assets
Investment securities:
Unaffiliated Securities at cost	$483,424	$102,147,463
Affiliated Securities at cost	1,306,993	—
Unafilliated Securities at fair value	$483,424	$102,137,451
Afilliated Securities at fair value	1,306,214	—
Deposit at Broker for futures contracts	157,122	—
Net unrealized appreciation from open futures contracts	1,903	—
Receivable due from Advisor	6,102	—
Dividends and interest receivable	85	217,269
Total Assets	1,954,850	102,354,720

Liabilities
Payable to related parties	18,990	27,249
Investment advisory fees payable	—	7,348
Distribution (12b-1) fees payable	3	—
Accrued expenses and other liabilities	43,668	90,752
Total Liabilities	62,661	125,349
NET ASSETS	$1,892,189	$102,229,371

Net Assets Consist of:
Paid in capital ($0 par value, unlimited shares authorized)	$2,000,000	$102,287,271
Accumulated net investment income (loss)	(21,361)	460,323
Accumulated net realized loss from security transactions, futures contracts and swap contracts	(87,574)	(508,211)
Net unrealized appreciation (depreciation) of investments, future contracts and swap contracts	1,124	(10,012)
NET ASSETS	$1,892,189	$102,229,371

The accompanying notes are an integral part of these financial statements.

Grant Park Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2016

	Grant Park Absolute		Grant Park Fixed
	Return Fund		Income Fund
Net Asset Value Per Share:
Class A Shares
Net Assets	$944		$—
Shares of beneficial interest outstanding	100		—
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.44		$—
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (b)	$10.02		$—

Class C Shares
Net Assets	$937		$—
Shares of beneficial interest outstanding	100		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.37		$—

Class I Shares
Net Assets	$1,889,364		$102,229,371
Shares of beneficial interest outstanding	199,700		10,232,260
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.46	(a)	$9.99

Class N Shares
Net Assets	$944		$—
Shares of beneficial interest outstanding	100		—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.44		$—

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b)	On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Grant Park Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For The Six Months Ended March 31, 2016

	Grant Park Managed	Grant Park Multi Alternative
	Futures Strategy Fund	Strategies Fund
Investment Income
Dividends	$136,774	$1,007,186
Interest	9,900	14,160
Total Investment Income	146,674	1,021,346

Expenses
Investment advisory fees	300,719	816,056
Distribution (12b-1) fees:
Class A	14,514	33,165
Class C	25,706	26,409
Class N	4,828	23,103
Administrative services fees	25,922	79,376
Registration fees	23,859	43,770
Transfer agent fees	21,960	33,345
Accounting services fees	19,165	26,964
Compliance officer fees	11,901	13,284
Printing and postage expenses	8,742	13,830
Legal Fees	7,521	7,686
Non 12b-1 shareholder servicing fee	6,690	9,570
Trustees fees and expenses	5,856	5,014
Custodian fees	4,431	7,728
Audit Fees	2,928	4,800
Insurance expense	168	288
Interest expense	—	1,417
Other expenses	501	5,801
Total Expenses	485,411	1,151,606

Less: Fees waived by the Advisor	(26,977)	—
Plus: Expense reimbursement recaptured	—	24,649
Net Expenses	458,434	1,176,255
Net Investment Loss	(311,760)	(154,909)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(15,091)	(1,258,384)
Swap contract	682,393	—
Futures contracts	—	4,609,669
	667,302	3,351,285
Net change in unrealized appreciation (depreciation) of:
Investments	(39,777)	5,006,997
Swap contract	1,121,582	—
Futures contracts	—	(2,345,322)
	1,081,805	2,661,675
Net Realized and Unrealized Gain	1,749,107	6,012,960

Net Increase in Net Assets Resulting From Operations	$1,437,347	$5,858,051

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Funds
STATEMENTS OF OPERATIONS (Unaudited)
For The Six Months Ended March 31, 2016

	Grant Park Absolute	Grant Park Fixed
	Return Fund (1)	Income Fund (2)
Investment Income
Dividends	$6,993	$292,719
Interest	335	338,003
Total Investment Income	7,328	630,722

Expenses
Investment advisory fees	14,340	37,567
Distribution (12b-1) fees:
Class A	2	—
Class C	5	—
Class N	2	—
Audit Fees	27,019	30,557
Administrative services fees	11,430	30,116
Compliance officer fees	9,707	17,706
Legal Fees	6,650	26,278
Trustees fees and expenses	4,330	10,426
Accounting services fees	3,625	—
Custodian fees	2,342	7,527
Transfer agent fees	2,205	6,370
Printing and postage expenses	1,830	10,491
Interest expense	304	—
Registration fees	—	1,304
Other expenses	4,157	7,821
Total Expenses	87,948	186,163

Less: Fees waived and/or reimbursed by the Advisor	(72,032)	—
Plus: Expense reimbursement recaptured	—	482
Net Expenses	15,916	186,645
Net Investment Income (Loss)	(8,588)	444,077

Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments	—	(20,940)
Futures contracts	(22,639)	—
	(22,639)	(20,940)
Net change in unrealized appreciation (depreciation) of:
Investments	(2,580)	(44,403)
Futures contracts	4,879	—
	2,299	(44,403)
Net Realized and Unrealized Loss	(20,340)	(65,343)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(28,928)	$378,734

(1)	The Grant Park Absolute Return Fund commenced operations on April 30, 2015.

(2)	The Grant Park Fixed Income Fund commenced operations on July 31, 2015.

The accompanying notes are an integral part of these financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2016	September 30, 2015 (a)
	(Unaudited)
From Operations
Net investment loss	$(311,760)	$(1,075,122)
Net realized gain (loss) from investment transactions, swap contract and futures contracts	667,302	(57,950)
Net change in unrealized appreciation (depreciation) of investments, swap contract and futures contracts	1,081,805	1,436,772
Net increase in net assets resulting from operations	1,437,347	303,700

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(34,240)	(175,055)
Class C	—	(21,091)
Class I	(217,687)	(306,929)
Class N	(16,785)	(45,867)
Net decrease in net assets from distributions to shareholders	(268,712)	(548,942)

Capital Transactions
Class A:
Proceeds from shares sold	327,275	2,212,983
Net asset value of shares issued in reinvestment of distributions:	21,114	121,586
Redemption fee proceeds	3,185	1,148
Payments for shares redeemed	(6,186,324)	(6,958,311)
Net decrease from capital transactions	(5,834,750)	(4,622,594)

Class C:
Proceeds from shares sold	49,195	1,300,332
Net asset value of shares issued in reinvestment of distributions:	—	18,796
Redemption fee proceeds	1,153	312
Payments for shares redeemed	(890,563)	(966,098)
Net increase (decrease) from capital transactions	(840,215)	353,342

Class I:
Proceeds from shares sold	4,695,956	18,606,406
Net asset value of shares issued in reinvestment of distributions:	210,093	235,693
Redemption fee proceeds	6,804	1,961
Payments for shares redeemed	(8,108,481)	(11,932,277)
Net increase (decrease) from capital transactions	(3,195,628)	6,911,783

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2016	September 30, 2015 (a)
	(Unaudited)
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$369,844	$935,122
Net asset value of shares issued in reinvestment of distributions:	16,424	44,794
Redemption fee proceeds	881	294
Payments for shares redeemed	(878,788)	(1,981,685)
Net decrease from capital transactions	(491,639)	(1,001,475)

Class W: (a)
Payments for shares redeemed	—	(4,850)
Net decrease from capital transactions	—	(4,850)

Total Increase (Decrease) in Net Assets From Capital Transactions	(10,362,232)	1,636,206
Net Assets
Beginning of Period	55,935,930	54,544,966
End of Period *	$46,742,333	$55,935,930
* Includes accumulated net investment loss of:	$(4,514,250)	$(3,933,778)

SHARE ACTIVITY
Class A:
Shares Sold	35,760	236,217
Shares Reinvested	2,351	13,216
Shares Redeemed	(675,725)	(742,644)
Net decrease in shares of beneficial interest outstanding	(637,614)	(493,211)

Class C:
Shares Sold	5,518	140,187
Shares Reinvested	—	2,091
Shares Redeemed	(98,932)	(106,141)
Net increase (decrease) in shares of beneficial interest outstanding	(93,414)	36,137

Class I:
Shares Sold	507,706	1,909,998
Shares Reinvested	23,266	25,425
Shares Redeemed	(883,092)	(1,275,898)
Net increase (decrease) in shares of beneficial interest outstanding	(352,120)	659,525

(a)	Class W closed on January 28, 2015.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2016	September 30, 2015 (a)
	(Unaudited)
Class N:
Shares Sold	40,522	96,929
Shares Reinvested	1,831	4,869
Shares Redeemed	(96,671)	(214,190)
Net decrease in shares of beneficial interest outstanding	(54,318)	(112,392)

Class W: (a)
Shares Redeemed	—	(500)
Net decrease in shares of beneficial interest outstanding	—	(500)

(a)	Class W closed on January 28, 2015.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2016	September 30, 2015
	(Unaudited)
From Operations
Net investment loss	$(154,909)	$(563,816)
Net realized gain from investment transactions and futures contracts	3,351,285	1,606,545
Net change in unrealized appreciation (depreciation) of investments and futures contracts	2,661,675	(2,094,040)
Net increase (decrease) in net assets resulting from operations	5,858,051	(1,051,311)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(178,271)	—
Class C	(36,300)	—
Class I	(578,593)	—
Class N	(121,384)	—
From net investment income:
Class A	(148,756)	(226,819)
Class C	(10,241)	(49,331)
Class I	(614,612)	(665,985)
Class N	(106,914)	(102,218)
Net decrease in net assets from distributions to shareholders	(1,795,071)	(1,044,353)

Capital Transactions
Class A:
Proceeds from shares sold	12,488,139	27,961,749
Net asset value of shares issued in reinvestment of distributions:	318,021	224,101
Redemption fee proceeds	1,905	1,823
Payments for shares redeemed	(4,767,706)	(7,176,153)
Net increase from capital transactions	8,040,359	21,011,520

Class C:
Proceeds from shares sold	2,424,017	3,705,420
Net asset value of shares issued in reinvestment of distributions:	45,341	48,743
Redemption fee proceeds	381	338
Payments for shares redeemed	(101,101)	(55,456)
Net increase from capital transactions	2,368,638	3,699,045

Class I:
Proceeds from shares sold	50,341,033	73,860,015
Net asset value of shares issued in reinvestment of distributions:	1,090,901	638,945
Redemption fee proceeds	6,384	5,116
Payments for shares redeemed	(13,992,693)	(9,556,089)
Net increase from capital transactions	37,445,625	64,947,987

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2016	September 30, 2015
	(Unaudited)
Capital Transactions (Continued)
Class N:
Proceeds from shares sold	$11,319,196	$13,323,418
Net asset value of shares issued in reinvestment of distributions:	203,610	75,909
Redemption fee proceeds	1,347	1,077
Payments for shares redeemed	(1,619,550)	(2,017,113)
Net increase from capital transactions	9,904,603	11,383,291

Total Increase in Net Assets From Capital Transactions	57,759,225	101,041,843

Net Assets
Beginning of Period	118,161,045	19,214,866
End of Period *	$179,983,250	$118,161,045
* Includes accumulated net investment loss of:	$(2,385,477)	$(1,350,045)

SHARE ACTIVITY
Class A:
Shares Sold	1,150,029	2,513,586
Shares Reinvested	30,433	21,242
Shares Redeemed	(442,936)	(642,069)
Net increase in shares of beneficial interest outstanding	737,526	1,892,759

Class C:
Shares Sold	224,264	338,085
Shares Reinvested	4,372	4,642
Shares Redeemed	(9,474)	(5,061)
Net increase in shares of beneficial interest outstanding	219,162	337,666

Class I:
Shares Sold	4,600,762	6,662,955
Shares Reinvested	103,994	60,449
Shares Redeemed	(1,292,630)	(859,768)
Net increase in shares of beneficial interest outstanding	3,412,126	5,863,636

Class N:
Shares Sold	1,053,471	1,192,570
Shares Reinvested	19,447	7,188
Shares Redeemed	(149,856)	(183,172)
Net increase in shares of beneficial interest outstanding	923,062	1,016,586

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Absolute Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2016	September 30, 2015 (a)
	(Unaudited)
From Operations
Net investment loss	$(8,588)	$(12,773)
Net realized loss from investment transactions and futures contracts	(22,639)	(64,935)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	2,299	(1,175)
Net decrease in net assets resulting from operations	(28,928)	(78,883)

Capital Transactions
Class A:
Proceeds from shares sold	—	1,000
Net increase from capital transactions	—	1,000

Class C:
Proceeds from shares sold	—	1,000
Net increase from capital transactions	—	1,000

Class I:
Proceeds from shares sold	—	1,997,000
Net increase from capital transactions	—	1,997,000

Class N:
Proceeds from shares sold	—	1,000
Net increase from capital transactions	—	1,000

Total Increase in Net Assets From Capital Transactions	—	2,000,000
Net Assets
Beginning of Period	1,921,117	—
End of Period *	$1,892,189	$1,921,117
* Includes accumulated net investment loss of:	$(21,361)	$(12,773)

(a)	The Grant Park Absolute Return Fund commenced operations on April 30, 2015.

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2016	September 30, 2015 (a)
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	—	100
Net increase in shares of beneficial interest outstanding	—	100

Class C:
Shares Sold	—	100
Net increase in shares of beneficial interest outstanding	—	100

Class I:
Shares Sold	—	199,700
Net increase in shares of beneficial interest outstanding	—	199,700

Class N:
Shares Sold	—	100
Net increase in shares of beneficial interest outstanding	—	100

(a)	The Grant Park Absolute Return Fund commenced operations on April 30, 2015.

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2016	September 30, 2015 (a)
	(Unaudited)
From Operations
Net investment income	$444,077	$16,246
Net realized gain (loss) from investment transactions	(20,940)	—
Net change in unrealized appreciation (depreciation) of investments	(44,403)	34,391
Net increase in net assets resulting from operations	378,734	50,637

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(487,271)	—

Capital Transactions
Class I:
Proceeds from shares sold	41,900,000	67,400,000
Net asset value of shares issued in reinvestment of distributions:	487,271	—
Payments for shares redeemed	(7,000,000)	(500,000)
Total Increase in Net Assets From Capital Transactions	35,387,271	66,900,000

Net Assets
Beginning of Period	66,950,637	—
End of Period *	$102,229,371	$66,950,637
* Includes accumulated net investment income of:	$460,323	$16,246

(a) The Grant Park Fixed Income Fund commenced operations on July 31, 2015.

SHARE ACTIVITY
Class I:
Shares Sold	4,196,209	6,740,562
Shares Reinvested	48,907	—
Shares Redeemed	(703,418)	(50,000)
Net increase in shares of beneficial interest outstanding	3,541,698	6,690,562

The accompanying notes are an integral part of these financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months		Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	Ended March 31,		September 30,	September 30,		January 31,	January 31,	January 31, 2012
	2016		2015	2014*		2014	2013	(1)
	(Unaudited)
Net asset value, beginning of period	$9.04		$8.95	$8.74		$9.43	$9.80	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.18)	(0.09)		(0.17)	(0.31)	(0.31)
Net realized and unrealized gain (loss)	0.33		0.36	0.30		(0.52)	(0.06)	0.11
Total from investment operations	0.27		0.18	0.21		(0.69)	(0.37)	(0.20)

Less distributions from:
Net investment income	(0.03)		(0.09)	—		—	—	—

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00		0.00	0.00	0.00

Net asset value, end of period	$9.28		$9.04	$8.95		$8.74	$9.43	$9.80

Total return (4)	2.98	% (5)	1.95%	2.40	% (5)	(7.32)%	(3.78)%	(2.00	)% (5)

Net assets, at end of period (000s)	$10,080		$15,589	$19,851		$36,304	$40,935	$15,026

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	2.00	% (7)	2.10%	2.42	% (7)	2.12%	3.50%	4.80	% (7)
Ratio of net expenses to average net assets	1.90	% (7)	1.90%	1.92	% (7)	1.94%	3.33%	3.55	% (7)
Ratio of net investment loss to average net assets	(1.35	)% (7)	(1.84)%	(1.86	)% (7)	(1.86)%	(3.20)%	(3.45	)% (7)
Portfolio Turnover Rate	14	% (5)	252%	99	% (5)	128%	120%	16	% (5)

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.

(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months		Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	Ended March 31,		September 30,	September 30,		January 31,	January 31,	January 31,
	2016		2015	2014*		2014	2013	2012 (1)
	(Unaudited)
Net asset value, beginning of period	$8.78		$8.72	$8.55		$9.30	$9.74	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)		(0.24)	(0.14)		(0.23)	(0.38)	(0.36)
Net realized and unrealized gain (loss)	0.31		0.34	0.31		(0.52)	(0.06)	0.10
Total from investment operations	0.22		0.10	0.17		(0.75)	(0.44)	(0.26)

Less distributions from:
Net investment income	—		(0.04)	—		—	—	—

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00		0.00	0.00	0.00

Net asset value, end of period	$9.00		$8.78	$8.72		$8.55	$9.30	$9.74

Total return (4)	2.51	% (5)	1.12%	1.99	% (5)	(8.06)%	(4.52)%	(2.60	)% (5)

Net assets, at end of period (000s)	$4,609		$5,315	$4,961		$6,773	$6,342	$1,864

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	2.76	% (7)	2.83%	3.18	% (7)	2.87%	4.26%	6.64	% (7)
Ratio of net expenses to average net assets	2.65	% (7)	2.65%	2.67	% (7)	2.69%	4.08%	4.10	% (7)
Ratio of net investment loss to average net assets	(2.06	)% (7)	(2.59)%	(2.61	)% (7)	(2.61)%	(3.95)%	(4.01	)% (7)
Portfolio Turnover Rate	14	% (5)	252%	99	% (5)	128%	120%	16	% (5)

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.

(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months		Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	Ended March 31,		September 30,	September 30,		January 31,	January 31,	January 31,
	2016		2015	2014*		2014	2013	2012 (1)
	(Unaudited)
Net asset value, beginning of period	$9.13		$9.03	$8.80		$9.48	$9.82	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.15)	(0.08)		(0.15)	(0.28)	(0.29)
Net realized and unrealized gain (loss)	0.33		0.36	0.31		(0.53)	(0.06)	0.11
Total from investment operations	0.28		0.21	0.23		(0.68)	(0.34)	(0.18)

Less distributions from:
Net investment income	(0.07)		(0.11)	—		—	—	—

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00		0.00	0.00	0.00

Net asset value, end of period	$9.34		$9.13	$9.03		$8.80	$9.48	$9.82

Total return (4)	3.06	% (5)	2.29%	2.61	% (5)	(7.17)%	(3.46)%	(1.80	)% (5)

Net assets, at end of period (000s)	$28,466		$31,040	$24,770		$30,047	$41,241	$18,951

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.76	% (7)	1.80%	2.18	% (7)	1.88%	3.26%	4.17	% (7)
Ratio of net expenses to average net assets	1.65	% (7)	1.65%	1.67	% (7)	1.69%	3.08%	3.23	% (7)
Ratio of net investment loss to average net assets	(1.05	)% (7)	(1.59)%	(1.61	)% (7)	(1.61)%	(2.95)%	(3.14	)% (7)
Portfolio Turnover Rate	14	% (5)	252%	99	% (5)	128%	120%	16	% (5)

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.

(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months		Year Ended	Period Ended		Year Ended	Year Ended	Period Ended
	Ended March 31,		September 30,	September 30,		January 31,	January 31,	January 31,
	2016		2015	2014*		2014	2013	2012 (1)
	(Unaudited)
Net asset value, beginning of period	$9.04		$8.95	$8.74		$9.44	$9.80	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.18)	(0.09)		(0.17)	(0.31)	(0.34)
Net realized and unrealized gain (loss)	0.33		0.36	0.30		(0.53)	(0.05)	0.14
Total from investment operations	0.27		0.18	0.21		(0.70)	(0.36)	(0.20)

Less distributions from:
Net investment income	(0.04)		(0.09)	—		—	—	—

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00		0.00	0.00	0.00

Net asset value, end of period	$9.27		$9.04	$8.95		$8.74	$9.44	$9.80

Total return (4)	2.98	% (5)	1.95%	2.40	% (5)	(7.42)%	(3.67)%	(2.00	)% (5)

Net assets, at end of period (000s)	$3,588		$3,992	$4,959		$9,475	$39,601	$22,290

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	2.01	% (7)	2.09%	2.42	% (7)	2.12%	3.50%	4.26	% (7)
Ratio of net expenses to average net assets	1.90	% (7)	1.90%	1.92	% (7)	1.94%	3.33%	3.81	% (7)
Ratio of net investment loss to average net assets	(1.30	)% (7)	(1.84)%	(1.86	)% (7)	(1.85)%	(3.20)%	(3.71	)% (7)
Portfolio Turnover Rate	14	% (5)	252%	99	% (5)	128%	120%	16	% (5)

*	The Fund’s fiscal year end changed from January 31 to September 30, effective February 1, 2014. Therefore, period represented is from February 1, 2014 through September 30, 2014.

(1)	The Grant Park Managed Futures Strategy Fund commenced operations March 4, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
			Year Ended		Period Ended
	Six Months Ended		September 30,		September 30,
	March 31, 2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.78		$10.58		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.10)		0.61
Net realized and unrealized gain (loss)	0.45		0.65		(0.03)
Total from investment operations	0.43		0.55		0.58

Less distributions from:
Net investment income	(0.06)		(0.35)		—
Net realized gains	(0.08)		—		—
Total distributions	(0.14)		(0.35)		—

Paid-in-capital from redemption fees (3)	0.00		0.00		0.00

Net asset value, end of period	$11.07		$10.78		$10.58

Total return (4)	4.05	% (5)	5.23%		5.80	% (5)

Net assets, at end of period (000s)	$32,330		$23,547		$3,076

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	1.79	% (7,8)	1.82	% (9)	4.23	% (7,9)
Ratio of net expenses to average net assets, including interest expense	1.83	% (7,8)	1.82	% (9)	1.97	% (7,9)
Ratio of net investment income (loss) to average net assets	(0.37	)% (7)	(0.87)%		7.87	% (7)
Portfolio Turnover Rate	13	% (5)	129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.79% and 1.83%, respectively.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.81% and 1.81% and 4.22% and 1.96%, for the year ended September 30, 2015 and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
			Year Ended		Period Ended
	Six Months Ended		September 30,		September 30,
	March 31, 2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.68		$10.53		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.06)		(0.18)		0.72
Net realized and unrealized gain (loss)	0.44		0.65		(0.19)
Total from investment operations	0.38		0.47		0.53

Less distributions from:
Net investment income	(0.02)		(0.32)		—
Net realized gains	(0.08)		—		—
Total distributions	(0.10)		(0.32)		—

Paid-in-capital from redemption fees (3)	0.00		0.00		0.00

Net asset value, end of period	$10.96		$10.68		$10.53

Total return (4)	3.58	% (5)	4.52%		5.30	% (5)

Net assets, at end of period (000s)	$7,031		$4,510		$891

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	2.54	% (7,8)	2.59	% (9)	4.63	% (7,9)
Ratio of net expenses to average net assets, including interest expense	2.58	% (7,8)	2.59	% (9)	2.72	% (7,9)
Ratio of net investment income (loss) to average net assets	(1.07	)% (7)	(1.64)%		9.22	% (7)
Portfolio Turnover Rate	13	% (5)	129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense are 2.54% and 2.58%, respectively.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 2.58% and 2.58% and 4.62% aand 2.71%, for the year ended September 30, 2015 and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
			Year Ended		Period Ended
	Six Months Ended		September 30,		September 30,
	March 31, 2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.84		$10.61		$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)		(0.07)		(0.19)
Net realized and unrealized gain	0.45		0.65		0.80
Total from investment operations	0.44		0.58		0.61

Less distributions from:
Net investment income	(0.08)		(0.35)		—
Net realized gains	(0.08)		—		—
Total distributions	(0.16)		(0.35)		—

Paid-in-capital from redemption fees (3)	0.00		0.00		0.00

Net asset value, end of period	$11.12		$10.84		$10.61

Total return (4)	4.11	% (5)	5.59%		6.10	% (5)

Net assets, at end of period (000s)	$117,029		$77,087		$13,259

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (6)	1.54	% (7,8)	1.59	% (9)	4.71	% (7,9)
Ratio of net expenses to average net assets, including interest expense	1.58	% (7,8)	1.59	% (9)	1.72	% (7,9)
Ratio of net investment loss to average net assets	(0.10	)% (7)	(0.67)%		(2.51	)% (7)
Portfolio Turnover Rate	13	% (5)	129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.54% and 1.58%, respectively.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.58% and 1.58% and 4.70% and 1.71%, for the year ended September 30, 2015 and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Multi Alternative Strategies Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
			Year Ended		Period Ended
	Six Months Ended		September 30,		September 30,
	March 31, 2016		2015		2014 (1)
	(Unaudited)
Net asset value, beginning of period	$10.81		$10.59		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		(0.10)		0.14
Net realized and unrealized gain	0.45		0.66		0.45
Total from investment operations	0.43		0.56		0.59

Less distributions from:
Net investment income	(0.07)		(0.34)		—
Net realized gains	(0.08)		—		—
Total distributions	(0.15)		(0.34)		—

Paid-in-capital from redemption fees (3)	0.00		0.00		0.00

Net asset value, end of period	$11.09		$10.81		$10.59

Total return (4)	3.98	% (5)	5.39%		5.90	% (5)

Net assets, at end of period (000s)	$23,593		$13,017		$1,989

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense(6)	1.79	% (7,8)	1.83	% (9)	4.20	% (7,9)
Ratio of net expenses to average net assets, including interest expense	1.83	% (7,8)	1.83	% (9)	1.97	% (7,9)
Ratio of net investment income (loss) to average net assets	(0.37	)% (7)	(0.91)%		1.87	% (7)
Portfolio Turnover Rate	13	% (5)	129%		0	% (5)

(1)	The Grant Park Multi Alternative Strategies Fund commenced operations December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses for the year ended September 30, 2015 and the period ended September 30, 2014, total returns would have been lower.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor. Interest expense is not included in the waiver.

(7)	Annualized for periods less than one full year.

(8)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.79% and 1.83%, respectively.

(9)	Ratios of gross and net expenses to average net assets, excluding interest expense are 1.82% and 1.82% and 4.19% and 1.96%, for the year ended September 30, 2015 and the period ended September 30, 2014, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

Grant Park Absolute Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
		Period Ended
	Six Months Ended	September
	March 31, 2016	30, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$9.60	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.08)
Net realized and unrealized loss	(0.10)	(0.32)
Total from investment operations	(0.16)	(0.40)

Net asset value, end of period	$9.44	$9.60

Total return (3,4)	(1.67)%	(4.00)%

Net assets, at end of period (7)	$944	$960

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6)	9.04%	9.43%
Ratio of net expenses to average net assets (6)	1.89%	1.83%
Ratio of net investment loss to average net assets (6)	(1.26)%	(1.83)%
Portfolio Turnover Rate (4)	0%	173%

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized for periods less than one full year.

(7)	Actual net assets, not truncated.

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
		Period Ended
	Six Months Ended	September 30,
	March 31, 2016	2015 (1)
	(Unaudited)
Net asset value, beginning of period	$9.57	$10.00
Activity from investment operations:
Net investment loss (2)	(0.09)	(0.10)
Net realized and unrealized loss	(0.11)	(0.33)
Total from investment operations	(0.20)	(0.43)

Net asset value, end of period	$9.37	$9.57

Total return (3,4)	(2.09)%	(4.30)%

Net assets, at end of period (7)	$937	$957

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6)	9.84%	10.20%
Ratio of net expenses to average net assets (6)	2.64%	2.56%
Ratio of net investment loss to average net assets (6)	(1.90)%	(2.53)%
Portfolio Turnover Rate (4)	0%	173%

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized for periods less than one full year.

(7)	Actual net assets, not truncated.

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
			Period Ended
	Six Months Ended		September 30,
	March 31, 2016		2015 (1)
	(Unaudited)
Net asset value, beginning of period	$9.61		$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.06)
Net realized and unrealized loss	(0.11)		(0.33)
Total from investment operations	(0.15)		(0.39)

Net asset value, end of period	$9.46		$9.61

Total return (3,4)	(1.56)%		(3.90)%

Net assets, at end of period (000’s)	$1,889		$1,918

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets, including interest expense (5,6)	9.27	% (7)	9.34%
Ratio of net expenses to average net assets, including interest expense (6)	1.67	% (7)	1.59%
Ratio of net investment loss to average net assets (6)	(0.90)%		(1.55)%
Portfolio Turnover Rate (4)	0%		173%

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized for periods less than one full year.

(7)	Ratios of gross and net expenses to average net assets, excluding interest expense are 9.21% and 1.64%, respectively.

The accompanying notes are an integral part of these financial statements.

Grant Park Absolute Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class N
	Six Months	Period Ended
	Ended March	September
	31, 2016	30, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$9.60	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.07)
Net realized and unrealized loss	(0.10)	(0.33)
Total from investment operations	(0.16)	(0.40)

Net asset value, end of period	$9.44	$9.60

Total return (3,4)	(1.67)%	(4.00)%

Net assets, at end of period (7)	$944	$960

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6)	10.07%	10.36%
Ratio of net expenses to average net assets (6)	1.89%	1.83%
Ratio of net investment loss to average net assets (6)	(1.26)%	(1.83)%
Portfolio Turnover Rate (4)	0%	173%

(1)	The Grant Park Absolute Return Fund commenced operations April 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized for periods less than one full year.

(7)	Actual net assets, not truncated.

The accompanying notes are an integral part of these financial statements.

Grant Park Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months	Period Ended
	Ended March	September
	31, 2016	30, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$10.01	$10.00
Activity from investment operations:
Net investment income (2)	0.05	0.01
Net realized and unrealized gain (loss)	(0.02)	—
Total from investment operations	0.03	0.01

Less distributions from:
Net investment income	(0.05)	—

Paid-in-capital from redemption fees	—	—

Net asset value, end of period	$9.99	$10.01

Total return (3,4)	0.34%	0.10%

Net assets, at end of period (000’s)	$102,229	$66,951

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6)	0.46%	0.82%
Ratio of net expenses to average net assets (6)	0.45%	0.81%
Ratio of net investment income to average net assets (6)	1.06%	0.21%
Portfolio Turnover Rate (4)	29%	0%

(1)	The Grant Park Fixed Income Fund commenced operations July 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense recapture by the advisor.

(6)	Annualized for periods less than one full year.

The accompanying notes are an integral part of these financial statements.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2016

1.	ORGANIZATION

The Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Strategies Fund, the Grant Park Absolute Return Fund and the Grant Park Fixed Income Fund (each a “Fund,” and together the “Funds”) each are a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Grant Park Managed Futures	seeks income and capital appreciation	non-diversified
Grant Park Multi Alternative Strategies	seeks to provide positive absolute returns	diversified
Grant Park Absolute Return	seeks to provide positive absolute returns	diversified
Grant Park Fixed Income	seeks to provide income and preserve capital	non-diversified

The Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Strategies Fund, and the Grant Park Absolute Return Fund each offer four classes of shares: Class A, Class C, Class I, and Class N. Class C, I, and N shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. The Grant Park Fixed Income Fund offers shares in Class I only. Each class represents an interest in the same assets of the applicable and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Class W of the Grant Park Managed Futures Strategy Fund closed as of January 28, 2015. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the- counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Forward foreign exchange contract are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

the Trust, review the minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation methods. The three levels of the hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Funds’ investments measured at fair value:

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

The Grant Park Managed Futures Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$24,662,631	$—	$—	$24,662,631
Short-Term Investments	10,569,245	—	—	10,569,245
Swap Contract	—	5,760,602	—	5,760,602
Total	$35,231,876	$5,760,602	$—	$40,992,478

The Grant Park Multi Alternative Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$76,251,431	$—	$—	$76,251,431
Exchange Traded Funds	71,928,754	—	—	71,928,754
Short-Term Investments	22,861,918	—	—	22,861,918
Total	$171,042,103	—	—	$171,042,103
Liabilities*	Level 1	Level 2	Level 3	Total
Long Futures Contracts	$8,727	$—	$—	$8,727
Short Futures Contracts	319,378	—	—	319,378
Total	$328,105	$—	$—	$328,105

The Grant Park Absolute Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Fund	$1,306,214	$—	$—	$1,306,214
Short-Term Investments	483,424	—	—	483,424
Long Futures Contracts	160	—	—	160
Short Futures Contracts	1,743	—	—	1,743
Total	$1,791,541	$—	$—	$1,791,541

The Grant Park Fixed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$32,837,864	$—	$—	$32,837,864
Bonds & Notes	—	66,853,238	—	66,853,238
U.S. Treasury Obligations	—	994,045	—	994,045
Short-Term Investments	1,452,304	—	—	1,452,304
Total	$34,290,168	$67,847,283	$—	$102,137,451

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is each Fund’s policy to recognize transfers into and out of any Level 1 & Level 2 at the end of each reporting period.

*	Refer to the Consolidated Portfolios of Investments for security classifications.

Offsetting of Financial Assets and Derivative Assets

Each Fund’s policy is to recognize a net asset or liability equal to the unrealized appreciation (depreciation) for swap contracts and futures contracts. The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of March 31, 2016:

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Grant Park Managed Futures Strategy Fund

Assets:
		Gross Amounts of	Net Amounts of
	Gross Amounts	Liabilities Offset in	Assets Presented in
	of Recognized	the Statement of	the Statement of
Description	Assets	Assets & Liabilities	Assets & Liabilities
Unrealized appreciation on swap contract	$5,760,602	$—	$5,760,602
Total	$5,760,602	$—	$5,760,602

Liabilities:
		Gross Amounts of	Net Amounts of
	Gross Amounts	Assets Offset in the	Liabilities Presented in
	of Recognized	Statement of Assets	the Statement of	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged (1)
Due to broker - swap contract	$11,694,679	$—	$11,694,679	$11,694,679
Total	$11,694,679	$—	$11,694,679	$11,694,679

(1) The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged. Total collateral held for the swap contract as of March 31, 2016 was $17,508,335.

Grant Park Multi Alternative Strategies Fund

Assets:
		Gross Amounts of	Net Amounts of Assets
		Assets Offset in the	Presented in the
	Gross Amounts of	Statement of Assets &	Statement of Assets &
Description	Recognized Assets	Liabilities	Liabilities
Futures Contracts	$1,550,843	$(1,550,843)	$—
Total	$1,550,843	$(1,550,843)	$—

Liabilities:
		Gross Amounts of	Net Amounts of
	Gross Amounts of	Assets Offset in the	Liabilities Presented in
	Recognized	Statement of Assets &	the Statement of Assets	Cash Collateral
Description	Liabilities	Liabilities	& Liabilities	Pledged (1)
Futures Contracts	$1,878,588	$1,550,483	$328,105	$328,105
Total	$1,878,588	$1,550,483	$328,105	$328,105

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged. Total collateral held for the futures contract as of March 31, 2016 was $9,758,939.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Grant Park Absolute Fund

Assets:
		Gross Amounts of	Net Amounts of
		Liabilities Offset in	Assets Presented in
	Gross Amounts of	the Statement of	the Statement of	Cash Collateral
Description	Recognized Assets	Assets & Liabilities	Assets & Liabilities	Pledged (1)
Futures Contracts	$1,903	$—	$1,903	$1,903
Total	$1,903	$—	$1,903	$1,903

(1)	The amount is limited to the derivative balance and accordingly, does not include excess collateral pledged. Total collateral held for the futures contract as of March 31, 2016 was $157,122.

Consolidation of Subsidiaries – The consolidated financial statements of the Grant Park Managed Futures Strategy Fund include GPMFS Fund Limited (“GPMFS”), a wholly-owned and controlled subsidiary. The consolidated financial statements of the Grant Park Multi Alternative Strategies Fund include GPMAS Fund Limited (“GPMAS”), a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

Each Fund may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. GPMFS commenced operations on March 11, 2011. GPMAS commenced operations on December 31, 2013.

A summary of the Grant Park Managed Futures Strategy Fund’s investments in GPMFS is as follows:

GPMFS Fund Limited (GPMFS)
March 31, 2016
Fair Value of GPMFS	$11,705,390
Other Assets	$—
Total Net Assets	$11,705,390

Percentage of the Fund’s Total Net Assets	25.0%

A summary of the Grant Park Multi Alternative Strategies Fund’s investments in GPMAS is as follows:

GPMAS Fund Limited (GPMAS)
March 31, 2016
Fair Value of GPMAS	$10,626,607
Other Assets	$—
Total Net Assets	$10,626,607

Percentage of the Fund’s Total Net Assets	5.9%

For tax purposes, GPMFS and GPMAS are exempted Cayman investment companies. Both have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, both are controlled foreign corporations which generate and are allocated no income which is considered effectively connected with U.S trade of business and as such are not subject to U.S. income tax. However, as wholly-owned controlled foreign corporations, GPMFS’s and GPMAS’s net income and capital gain, to the extent of their earnings and profits, will be included each year in each Fund’s investment company taxable income.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk exists in that the part of a Fund’s cash is held at the broker. The Funds could be unable to recover assets held at the prime broker, including assets directly traceable to the Funds, in the event of the broker’s bankruptcy. The Funds do not anticipate any material losses as a result of this concentration.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Swap Agreements – Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. Swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement will first be offset against the due to broker-swap contract balance outstanding at the time the position is liquidated, with the remainder being recorded as a realized gain or loss on the Consolidated Statement of Operations.

GPMFS maintains cash and securities, at least 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of March 31, 2016, the notional value of the swap was $77,938,766, the cash margin balance was $17,508,335. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of a Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. For the six months ended March 31, 2016, for the Grant Park Managed Futures Strategy Fund the net change in unrealized appreciation on the swap contract was $1,121,582 and the realized gain was $682,393.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts as presented in deposit at broker for futures contracts in the Consolidated Statements of Assets and Liabilities are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The derivative instruments outstanding as of March 31, 2016 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Grant Park Managed Futures Fund, the Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities

The following is a summary of the location of derivative investments on the Grant Park Multi Alternative Strategies Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2016:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation/(depreciation) from futures contracts

The following table sets forth the fair value of the Grant Park Multi Alternative Strategies Fund’s derivative contracts by primary risk exposure as of March 31, 2016:

Derivative Investment Value
	Equity	Currency	Commodity	Interest Rate	Total as of March
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	31, 2016
Futures	$52,996	$(405,838)	$490,936	$(466,199)	$(328,105)

The following is a summary of the location of derivative investments on the Grant Park Absolute Fund’s Statement of Assets and Liabilities as of March 31, 2016:

Derivative Investment Type	Asset/Liability Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation/(depreciation) from futures contracts

The following table sets forth the fair value of the Grant Park Absolute Fund’s derivative contracts by primary risk exposure as of March 31, 2016:

Derivative Investment Value
	Equity	Currency	Commodity	Interest Rate	Total as of March 31,
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	2016
Futures	$1,903	$—	$—	$—	$1,903

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Grant Park Multi Alternative Strategies Fund’s Consolidated Statement of Operations as of March 31, 2016:

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures contracts Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Grant Park Multi Alternative Strategies Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure as of March 31, 2016:

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of March 31,
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	2016
Futures	$(824,664)	$(2,423,553)	$1,913,684	$5,944,202	$4,609,669

Net change in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of March 31,
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	2016
Futures	$41,530	$(352,437)	$(1,432,234)	$(602,181)	$(2,345,322)

The following is a summary of the Grant Park Absolute Return Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statements of Operations categorized by primary risk exposure as of March 31, 2016:

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of March 31,
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	2016
Futures	$(22,639)	$—	$—	$—	$(22,639)

Net change in unrealized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
	Equity	Currency	Commodity	Interest Rate	Total as of March 31,
Derivative Investment Type	Contracts	Contracts	Contracts	Contracts	2016
Futures	$4,879	$—	$—	$—	$4,879

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The difference between the cost and fair value of open investments is reflected as unrealized appreciation (depreciation) on investments and any change in that amount from the prior period is reflected in the accompanying Consolidated Statement of Operations.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually for the Grant Park Managed Futures Fund, the Grant Park Multi Alternative Strategies Fund, and the Grant Park Absolute Return Fund, and quarterly for the Grant Park Fixed Income Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken by the Funds on returns filed for open tax year 2012-2014 or expected to be taken in a Funds’ 2015 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions as of and for the year ended September 30, 2015. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale and/or maturity of securities, other than short-term securities and U.S. Government securities, for the six months ended March 31, 2016 amounted to:

Fund	Purchases	Sales
Grant Park Managed Futures Strategy Fund	$3,886,774	$11,104,324
Grant Park Multi Alternative Strategies Fund	70,989,498	14,671,616
Grant Park Absolute Return Fund	6,993	—
Grant Park Fixed Income Fund	84,775,215	23,573,014

4.	INVESTMENTS IN AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. A company which is an affiliate of the Fund at March 31, 2016, is noted in the Fund’s Portfolio of Investments. Grant Park Fixed Income is a mutual fund which is considered an affiliate because it is under the same investment advisor.

Transactions during the period with a company that is an affiliate are as follows:

					Change in	Dividends
	Value - Beginning		Sales	Realized	Unrealized	Credited	Value- End of
Descriptions	of Period	Purchases	Proceeds	Gain/Loss	Gain/ Loss	to Income	Period
Grant Park Managed Futures Strategy Fund	$23,330,615	$3,886,774	$2,500,000	$(15,091)	$(39,667)	$136,773	$24,662,631
Grant Park Multi Alternative Strategies Fund	42,340,108	38,493,505	4,500,000	(26,101)	(56,081)	343,505	76,251,431
Grant Park Absolute Return Fund	1,301,801	6,993	—	—	(2,580)	6,993	1,306,214

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

5.	INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

Dearborn Capital Management, LLC, serves as the Funds’ investment advisor (the “Advisor”). EMC Capital Advisors, LLC serves as the sub-advisor for the Grant Park Multi Alternative Strategies Fund and is paid by the Advisor, not the Fund. Revolution Capital Management, LLC serves as the sub-advisor for the Grant Park Absolute Return Fund and is paid by the Advisor, not the Fund. Middleton Dickinson Capital Management, LLC serves as the sub-advisor for the Grant Park Fixed Income Fund and is paid by the Advisor, not the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Strategies, the Grant Park Absolute Return Fund, and the Grant Park Fixed Income Fund pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.40%, 1.18%, 1.50%, and 0.25% respectively, of the applicable Fund’s average daily net assets. Effective January 28, 2015, the Advisor has contractually agreed to reduce a portion of its advisory fee for the Grant Park Managed Futures Strategy Fund so that the advisory fee does not exceed 1.20% of the Fund’s average daily net assets. Prior to January 28, 2015, the management fee for the Grant Park Managed Futures Strategy Fund was 1.40%, effective until at least January 28, 2017. Effective July 31, 2015, the Advisor has contractually agreed to reduce a portion of its advisory fee for the Grant Park Fixed Income Fund so that the advisory fee does not exceed 0.09%, effective until at least January 31, 2017. These reductions in the advisory fees are not included in the fees waived by the advisor.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Grant Park Managed Futures Strategy Fund (the “Waiver Agreement”) at least until January 31, 2017, to waive a portion of its advisory fee and has agreed to reimburse for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.90%, 2.65%, 1.65% and 1.90% per annum of the Fund’s average daily net assets for Class A, Class C, Class I and Class N, shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2016, the Advisor earned $300,719 in management fees and waived fees in the amount of $26,977 for the Grant Park Managed Futures Strategy Fund.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund (the “Waiver Agreement”), effective January 28, 2016 the Advisor has agreed, at least until January 31, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Grant Park Multi Alternative Strategies Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively (the “Expense Limitation”). Prior to January 28, 2015, the Expense Limitation was 1.96%, 2.71%, 1.71% and 1.96% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively. For the six months ended March 31, 2016, the Advisor earned $816,056 in management fees and recaptured $24,649 for prior period expense reimbursements/waivers for the Grant Park Multi Alternative Strategies Fund.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund (the “Waiver Agreement”), effective March 25, 2016 the Advisor has agreed, at least until June 30, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Grant Park Absolute Return Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees. fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 1.83%, 2.58%, 1.58%, and 1.83% per annum of the Fund’s average daily net assets for Class A, Class C, Class I, and Class N shares, respectively (the “Expense Limitation”). For the six months ended March 31, 2016, the Advisor earned $14,340 in management fees and waived fees in the amount of $72,032 for the Grant Park Absolute Return Fund.

Pursuant to an operating expenses limitation agreement with the Trust, on behalf of the Fund (the “Waiver Agreement”), effective January 28, 2016 the Advisor has agreed, at least until January 31, 2017, to waive a portion of its advisory fee and has agreed to

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

reimburse the Grant Park Fixed Income Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers, other than the Advisor)) do not exceed 0.85% per annum of the Fund’s average daily net assets for Class I shares (the “Expense Limitation”). For the six months ended March 31, 2016, the Advisor earned $37,567 in management fees and recaptured $482 for prior period expense reimbursements/waivers for the Grant Park Fixed Income Fund.

If the Advisor waives any applicable or reimburses any expense pursuant to the Waiver Agreement, and the applicable Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed its Expense Limitation for each share class. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate these expense reimbursement arrangements at any time. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of September 30, 2015 will expire on:

Grant Park Managed Futures Strategy Fund		Grant Park Multi Alternative Strategies Fund
January 31, 2016	$174,324	September 30, 2017	$204,324
January 31, 2017	205,002
September 30, 2017	210,511	Grant Park Fixed Income Fund
September 30, 2018	103,958	September 30, 2018	$482
	$693,795
		Grant Park Absolute Return Fund
		September 30, 2018	$63,689

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A, Class C and Class N shares of each Fund (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets attributable to the Class A, Class C and Class N shares, of each Fund, respectively. Pursuant to the Plans, the Funds may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Funds shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended March 31, 2016, the Grant Park Managed Futures Strategy Fund, the Grant Park Multi Alternative Fund, and the Grant Park Absolute Fund incurred $45,048, $82,677, $9, respectively, pursuant to the Plans.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Class A, Class C, Class I and Class N shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter or other affiliated broker-dealers during the six months ended March 31, 2016.

Fund	Underwriting Commisions	Amount Retained
Grant Park Managed Futures Strategy Fund
Class A	$6,693	$919
Grant Park Multi Alternative Strategies Fund
Class A	124,991	17,572

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	REDEMPTION FEES

The Grant Park Managed Fund, the Grant Park Multi Alternative Strategies Fund and the Grant Park Absolute Return Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells its shares after holding them for less than 60 days. The redemption fee is paid directly to each Fund. For the six months ended March 31, 2016 the redemption fees assessed for the Grant Park Managed Futures Strategy Fund and the Grant Park Multi Alternative Strategies Fund were $12,023 and $10,017, respectively. The Grant Park Absolute Return Fund did not incur any redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Grant Park Absolute Return Fund currently seeks to achieve its investment objective by investing a portion of its assets in Morgan Stanley Institutional Liquidity Fund- Government Portfolio (the “Portfolio”), ticker MVRXX, a registered open-end fund. The Fund may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Portfolio. The annual report of the Portfolio, along with the report of the independent registered public accounting firm is included in the Portfolio’s N-CSR filing dated September 30, 2015 available at www.sec.gov. As of March 31, 2016 the percentage of the Grant Park Absolute Return Fund’s net assets invested in the Portfolio was 25.6%.

The Grant Park Managed Futures Fund, the Grant Park Multi Alternative Fund, and the Grant Park Absolute Return Fund currently seek to achieve their investment objectives by investing a portion of their assets in the Grant Park Fixed Income Fund (the “Portfolio”), ticker GPCIX, a registered open-end fund. The Funds may redeem their investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Portfolio. The annual report of the Portfolio, along with the report of the independent registered public accounting firm is available at www.sec.gov. As of March 31, 2016 the percentage of the Grant Park Managed Futures Fund, the Grant Park Multi Alternative Fund, and the Grant Park Absolute Return Fund’s net assets invested in the Portfolio was 52.8%, 42.3%, and 69.0%, respectively.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, or more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2016, the shareholders listed below held more than 25% of the Funds and may be deemed to control those Funds.

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Shareholder	Fund	Percent
Charles Schwab & Co.	Grant Park Managed Fund	29.20%
UBS WM USA	Grant Park Managed Fund	27.70%
Charles Schwab & Co.	Grant Park Multi Alternative Strategies Fund	30.84%
Knollwood Invesment Advisors LLC	Grant Park Absolute Return Fund	100.00%
SEI Private Trust Company	Grant Park Fixed Income Fund	100.00%

9.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2015 was as follows:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Grant Park Managed Futures Strategy Fund	$548,942	$—	$—	$548,942
Grant Park Multi Alternative Strategies Fund	1,044,353	—	—	1,044,353
Grant Park Absolute Return Fund	—	—	—	—
Grant Park Fixed Income Fund	—	—	—	—

There were no distributions for the fiscal year ended September 30, 2014.

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Differences	(Depreciation)	Earnings/(Deficit)
Grant Park Managed Strategy Fund	$268,621	$—	$—	$(9,004,092)	$30,725	$(8,704,746)
Grant Park Multi Alternative Strategies Fund	1,061,728	731,315	—	—	(3,129,651)	(1,336,608)
Grant Park Absolute Return Fund	—	—	(80,684)	—	1,801	(78,883)
Grant Park Fixed Income Fund	16,246	—	—	—	34,391	50,637

The difference between book basis and tax basis accumulated net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on futures contracts, and adjustments for the Funds’ wholly owned subsidiaries.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Absolute Return Fund incurred and elected to defer such late year losses of $12,773.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Absolute Return Fund incurred and elected to defer such capital losses of 67,911.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses resulted in reclassifications for the following Funds for the year ended September 30, 2015 as follows:

Grant Park Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Grant Park Managed Futures Strategy Fund	$—	$—	$—
Grant Park Multi Alternative Strategies Fund	—	202,194	(202,194)
Grant Park Absolute Return Fund	—	—	—
Grant Park Fixed Income Fund	—	—	—

10.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

Grant Park Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and deferred sales charges on certain sales of class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/15	3/31/16	10/1/15– 3/31/16	3/31/16	10/1/15– 3/31/16
Grant Park Managed Futures Strategy Fund:
Class A	1.90%	$1,000.00	$1,029.80	$ 9.64	$1,015.50	$ 9.57
Class C	2.65%	$1,000.00	$1,025.10	$13.42	$1,011.75	$13.33
Class I	1.65%	$1,000.00	$1,030.60	$ 8.38	$1,016.75	$ 8.32
Class N	1.90%	$1,000.00	$1,029.80	$ 9.64	$1,015.50	$ 9.57

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/15	3/31/16	10/1/15– 3/31/16	3/31/16	10/1/15– 3/31/16
Grant Park Multi Alternative Strategies Fund:
Class A	1.83%	$1,000.00	$1,040.50	$ 9.34	$1,015.85	$ 9.22
Class C	2.58%	$1,000.00	$1,035.80	$13.13	$1,012.10	$12.98
Class I	1.58%	$1,000.00	$1,041.10	$ 8.06	$1,017.10	$ 7.97
Class N	1.83%	$1,000.00	$1,039.80	$ 9.33	$1,015.85	$ 9.22

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Grant Park Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2016

					Hypothetical
			Actual		(5% return before expenses)
						Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/15	3/31/16	10/1/15-3/31/16	3/31/16	10/1/15-3/31/16
Grant Park Absolute Return Fund:
Class A	1.89%	$1,000.00	$983.30	$ 9.37	$1,015.55	$ 9.52
Class C	2.64%	$1,000.00	$979.10	$13.06	$1,011.80	$13.28
Class I	1.67%	$1,000.00	$984.40	$ 8.28	$1,016.65	$ 8.42
Class N	1.89%	$1,000.00	$983.30	$ 9.37	$1,015.55	$ 9.52

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Hypothetical
			Actual		(5% return before expenses)
Consolidated
				Expenses	Ending	Expenses
	Fund’s	Beginning	Ending	Paid During	Account	Paid During
	Annualized	Account Value	Account Value	Period *	Value	Period *
	Expense Ratio	10/1/15	3/31/16	10/1/15-3/31/16	3/31/16	10/1/15-3/31/16
Grant Park Fixed Income Fund:
Class I	0.45%	$1,000.00	$1,003.40	$ 2.25	$1,022.75	$ 2.28

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

Grant Park Managed Futures Strategy Fund and Grant Park Multi-Alternative Strategies Fund* – Adviser: Dearborn Capital Management LLC

In connection with the regular meeting held on November 16 & 17, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Dearborn Capital Management LLC (“Dearborn”) and the Trust, with respect to the Grant Park Managed Futures Strategy Fund (“Grant Park Managed”) and Grant Park Multi-Alternative Strategies Fund (“Grant Park Multi”)(collectively referred to as the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Dearborn was founded in 1989 and manages approximately $23 million in assets, specializing in providing alternative investment solutions to high net worth investors and institutions. They reviewed the background information of the key investment personnel responsible for servicing the Fund taking into consideration their education and noting the investment team has a high level of futures industry experience having managed hedge funds and mutual funds focused on alternative investments. They noted Dearborn’s investment process consists of performing robust due diligence and evaluations of CTAs and sub-advisers in order to determine their ability to be positive contributors to the Funds. With respect to Grant Park Multi, they noted that Dearborn provides various operational and administrative support to the Fund including daily supervision and compliance oversight of the Fund’s portfolio. They acknowledged that although not all strategy risks can be eliminated, Dearborn identified several key risks and challenges related to risk management of multi-manager strategies, demonstrating that it has the resources of a risk management team that performs extensive manager due diligence, monitors sector exposures and concentrations, and monitors each manager to ensure it is executing the agreed upon program within the established limits. They noted that Dearborn reported no material compliance or litigation issues since the last advisory contract approval that would have a negative impact on its ability to operate and service the Funds. The Board noted that Dearborn demonstrates a high level of expertise with alternative assets with a long history and adequate resources to handle the vetting process of finding quality managers for the Funds and will make manager changes if conditions warrant. The Board concluded that Dearborn should continue to provide quality service for the Funds and their shareholders.

Performance.

Grant Park Managed. The Trustees noted that the Fund has been a relative laggard over the 2 and 3 year time frame ended June 30, 2015, but acknowledged that Dearborn took steps to improve the Fund’s performance in 2014. They further noted that as of June 30, 2015, the Fund’s 1 year performance shows improvement from these changes, but noted that the month of August 2015 proved to be very negative for the Fund falling 6.70%, which again caused the Fund to lag the Morningstar category during that month. The Trustees considered the representation of Dearborn that it has designed the Fund to perform +/- 5% of the Morningstar category, and this standard has been achieved. They noted that the Fund has achieved some income and capital appreciation in line with its objective and has shown some improvement in performance for the year ended June 30, 2015. The Trustees concluded that the Fund’s performance overall is not stellar but is not unreasonable and the manager should be retained.

Grant Park Multi. The Trustees noted that, according to the Morningstar 1 year report for the period ended September 1, 2015, the Fund has performed well with the sub-adviser’s strategy. They further noted that for the 1 year period, the Fund outperformed the Multi-Alternative Category by 652 basis points and the 1 year upside/downside capture is again beating the Morningstar category on both the upside and downside, and shows no actual downside of the full year. The Trustees noted that Dearborn’s performance indicated a higher standard deviation than the index, but has added substantial performance as well. They observed that the Fund has significantly outperformed the benchmark index and its Morningstar category averages over the last two years ended June 30, 2015. The Trustees concluded that the short history of Dearborn

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

and sub-adviser are positive and Dearborn should be retained to continue implementing the Fund’s strategy over a longer time frame.

Fees and Expenses.

Grant Park Managed. Trustees noted Dearborn charges an advisory fee of 1.20% for its services to the Fund. They further noted that the advisory fee is lower than the peer group average of 1.29% and Morningstar category average of 1.32%. They further noted that after the effect of the contractual expense limitation, Dearborn earned a net fee of 0.87% during the prior year. After further discussion, the Trustees concluded the fee was reasonable.

Grant Park Multi. The Trustees reviewed the advisory fee charged to the Fund noting the 1.18% fee is in line with the peer group average of 1.17% and slightly higher than the Morningstar category average of 1.12%. They further noted the competitiveness of the net expense ratio, which is lower than its benchmark averages. The Trustees agreed that the advisory fee is well within the range of fees charged by both comparison groups, indicating that the Fund’s fee is reasonable in light of the quality of services and experience of personnel provided by Dearborn to the Fund. In addition, the Trustees considered the significant investment of time and talent Dearborn has made in the Fund and its rigorous and ongoing oversight of the sub-adviser to the benefit of the Fund’s shareholders. The Trustees concluded that the fee was reasonable.

Economies of Scale. The Trustees considered whether Dearborn had achieved economies of scale with respect to the management of the Funds. They noted the Funds’ current asset levels and considered Dearborn’s expectations for growth in assets of each Fund. After further discussion the Trustees concluded that the Funds are not yet at asset levels at which economies have been achieved, but acknowledged Dearborn’s willingness to discuss the matter as material asset growth is realized. The Trustees determined to consider the matter at the next annual review.

Profitability. The Trustees reviewed a profitability analysis provided by Dearborn and considered whether the amount of profit earned was a fair entrepreneurial profit. The Trustees noted that for each Fund Dearborn realized a profit in connection with its relationship with the Fund but agreed that such profits were reasonable in terms of actual dollars and percentage of revenue. They further agreed that the profits were adequate to continue to support the combination of activities required to operate the investment management, risk management, and related operations to support the Fund as provided by Dearborn. The Trustees concluded that Dearborn’s profits were reasonable.

Conclusion. Having requested and received such information from Dearborn as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee was reasonable and that renewal of the agreement was in the best interests of the shareholders of Grant Park Managed Futures Strategy Fund and Grant Park Multi-Alternative Strategy Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

Grant Park Multi-Alternative Strategies Fund (Sub-Adviser – EMC Capital Advisors, LLC)

In connection with the regular meeting held on November 16 & 17, 2015 of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn and EMC Capital Advisors, LLC (“EMC”), with respect to Grant Park Multi. In considering the approval of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that EMC, founded in 1988, manages $423 million in assets, specializing in the development and execution of systematic trading models across a broad range of liquid global financial and commodity markets for high net worth investors, institutions and family offices. They further noted that Dearborn owns a large, minority interest in EMC. The Trustees reviewed the key personnel responsible for sub-advising the Fund and discussed their experience and qualifications. They noted EMC’s investment process is based on quantitative research to analyze price data to develop four systematic multi-alternative investment sub-strategies, a long-only strategy across multiple asset classes, a long/short global strategy investing in currencies, equity and fixed income markets, and an unconstrained short duration interest rate strategy. They acknowledged that although not all strategy risks can be eliminated, EMC’s approach to risk management is thorough and considers risk on a sub-strategy basis. The Trustees noted that EMC monitors compliance with the Fund’s investment limitations by having the Fund’s guidelines programed into its systems prior to the establishment of trading activity with daily reviews and evaluations of the portfolio’s holdings for excess leverage. The Trustees considered that Dearborn and sub-adviser collaborate on certain broker-dealer selections using various factors to determine broker quality, and that EMC performs reviews of an automated order algorithm for all markets and sub-strategies. They noted EMC reported no material compliance or litigation issues since the previous sub-advisory agreement approval. The Board noted Dearborn expressed its satisfaction with EMC’s service and reputation. The Board expressed its satisfaction with EMC’s investment team’s knowledge of the liquid alternative asset class and hedge funds and concluded that the EMC should continue to provide a level of quality service to the Fund, adviser and Fund shareholders.

Performance. The Trustees noted that, according to the Morningstar 1 year report for the period ended September 1, 2015, the Fund has performed well with EMC’s strategy. They further noted that for the 1 year period, the Fund outperformed the Morningstar Multi-Alternative Category by 652 basis points and the 1 year upside/downside capture was again beating the Morningstar category on both the upside and downside, and shows no actual downside for the full year. The Trustees noted that when considering EMC’s performance over 2 full years ended June 30, 2015, EMC has shown substantial outperformance of the HFRI Absolute Return Index. The Trustees concluded that the short history of Dearborn and EMC are positive and EMC should be retained to continue implementing the Fund’s strategy over a longer time frame.

Fees and Expenses. The Trustees reviewed the sub-advisory fee noting EMC receives a portion of the Fund’s overall advisory fee. They noted the sub-advisory fee is significantly lower than the fee charged by EMC to other clients and noted that Dearborn’s ownership interest in EMC, at least in part, contributed to its ability to negotiate this very favorable fee to the benefit of shareholders. The Trustees concluded that the sub-advisory fee was reasonable.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Fund, but agreed that economies, with respect to the overall Fund fees and expenses, is a Fund level issue and should be considered with respect to the Fund’s overall Advisory Agreement and fee.

Profitability. The Trustees reviewed the profitability analysis provided by EMC and considered whether it earned a fair entrepreneurial profit in connection with its relationship with the Fund. They noted EMC earned a profit during the prior year but agreed that the amount of profit was small in terms of actual dollars and not unreasonable in terms of percentage of revenue. The Trustees concluded that EMC’s profit was reasonable.

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SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

Conclusion. Having requested and received such information from EMC as the Trustees believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fees are reasonable and that renewal of the agreement is in the best interests of the shareholders of each of Grant Park Multi-Alternative Strategy Fund.

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

Grant Park Absolute Return Fund and Grant Park Fixed Income Fund* – Adviser: Dearborn Capital Management, LLC

In connection with the regular meeting held on March 25 & March 26, 2015 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Dearborn Capital Management, LLC (“Dearborn”) and the Trust, with respect to the Grant Park Absolute Return Fund (“Grant Park Absolute”) and Grant Park Fixed Income Fund (“Grant Park Fixed”) (each a “Fund”, collectively referred to as the “Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Dearborn was founded in 1989, and currently manages over $400 million in assets providing alternative investment solutions for direct clients that include broker-dealers, registered investment advisers, institutions and third party investment management firms. The Board reviewed the background information on the key investment personnel who are responsible for servicing the Funds, taking into consideration education and financial industry experience. The Trustees noted the firm’s principal has over 30 years of expertise with alternative investments including hedge funds and a prior association with the Chicago Board of Trade futures exchange, and that the investment team has extensive knowledge of the global futures markets. The Board observed that Dearborn performs continuous sub-adviser due diligence using a research-driven proprietary process to evaluate, select and allocate assets to sub-advisers, with Dearborn retaining responsibility for tactical and strategic rebalancing and portfolio recalibrations aimed at creating enhanced returns. With respect to Grant Park Absolute, the Board noted Dearborn will utilize the services of a sub-adviser, Revolution, to execute an actively managed, liquid U.S. and European equity index program based on proprietary quantitative models and algorithms aimed at capturing short-term price trends in those markets by using futures contracts. The Board observed that Dearborn delegated broker-dealer and futures commission merchant selection to Revolution Capital Management, LLC. In addition, the Board reviewed Dearborn’s risk management process, noting that Dearborn demonstrated an understanding of the risks of model based portfolios. With respect to Grant Park Fixed, the Board noted Dearborn will utilize the services of a sub-adviser, Middleton Dickinson Capital Management, LLC, to execute a short to mid-term fixed income strategy designed to generate interest income, preserve capital and meet the Fund’s liquidity requirements. In addition, the Board reviewed Dearborn’s risk management process, observing that Dearborn demonstrated an understanding of the various risks associated with fixed income products. The Board noted Dearborn attempts to mitigate risk by mandating that the sub-adviser primarily invest in liquid short to mid-term investment grade securities that can be priced competitively and manage portfolio duration risk appropriately. With respect to both Grant Park Fixed and Grant Park Absolute, the Board noted Dearborn monitors compliance with the Funds’ investment limitations, ensuring the applicable sub-adviser is operating within the established guidelines of the prospectus, utilizing Dearborn’s risk management, portfolio management and accounting teams to review investment activities by contract and sectors, evaluate margin to equity ratios, diversification and VaR. The Board noted that in December 2012, a FINRA exam of Dearborn identified a weakness with its electronic media storage service, which Dearborn had rectified by February 2013. The Board also acknowledged that in August 2014, the NFA completed an examination of Dearborn and reported no material deficiencies. The Board noted that Dearborn has not reported any other material compliance or litigation issues that would affect its ability to operate effectively. The Board recognized Dearborn’s financial industry longevity and expertise within the alternative investment asset class and its history of sourcing and vetting competent sub-advisers. The Board also recognized that Dearborn will be fully engaged with the sub-advisers’ investment processes, ensuring a focus on capital preservation. The Board concluded that Dearborn should provide a high level of quality service to the Funds and each Fund’s future shareholders.

Performance.

Grant Park Fixed. The Trustees noted that Dearborn will utilize the services of a sub-adviser, Middleton, to execute a short to mid-term fixed income strategy designed to generate interest income, preserve capital and meet the Fund’s liquidity requirements. They reviewed the performance history of a portfolio designed to provide liquidity and yield by investing

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

primarily in investment grade securities, and noted that the portfolio outperformed its benchmark over the 1-year and 5-year time periods, and underperformed the benchmark since the portfolio’s inception. After further discussion, and based on the consideration that Dearborn would utilize a sub-adviser to execute the Fund’s strategy, the Trustees concluded that the historical performance of Dearborn is reasonable and reflects and experience level in the asset class useful in the advisory role.

Grant Park Absolute. The Trustees noted that Dearborn will utilize the services of a sub-adviser, Revolution, to execute an actively managed, liquid U.S. and European equity index program based on proprietary quantitative models and algorithms aimed at capturing short-term price trends in those markets by using futures contracts, and considered that Dearborn would not be primarily responsible for executing the strategy. They noted that Dearborn reported that it did not manage any accounts similar to the unique strategy to be used by the sub-adviser, and they agreed that, as a result of the foregoing factors and their current relationship with Dearborn with respect to the Funds, it was appropriate to evaluate the performance history of the sub-adviser for purposes of approving the advisory contract.

Fees and Expenses.

Grant Park Fixed. The Trustees considered the proposed advisory fee of 0.25%, and noted that the proposed contractual advisory fee was lower than the averages of the peer group and Morningstar category. They also noted that the net expense ratio was higher than the average of the peer group and Morningstar category, but well within the range of both comparative groups. They further noted that Dearborn proposed to waive fees to result in a net advisory fee of 0.09%, all of which would be paid to the sub-adviser. After discussion, it was the consensus of the Trustees that the advisory fee was reasonable.

Grant Park Absolute. The Trustees noted the proposed advisory fee of 1.50%, and acknowledged that the fee was above the averages of the peer group and Morningstar category, but within the ranges of both comparative groups. They also noted that the net expense ratio was lower than the averages of the peer group and Morningstar category. They considered Dearborn’s willingness to cap expenses and Dearborn’s assertion that the fee was reasonable given the resources required to execute the strategy and manage risk. After further discussion, it was the consensus of the Trustees that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Funds. They noted that Dearborn had indicated that it was not yet able to determine when economies of scale might be reached. The Trustees concluded that economies were unlikely to be reached during the initial term of the agreements, and that the absence of breakpoints was acceptable at this time, and they agreed that the matter of economies of scale would be revisited as the size of each Fund materially increases.

Profitability. The Trustees reviewed the profitability analysis provided by Dearborn. They noted that because the Funds had not yet commenced operations, the profitability analysis provided was merely an estimate based on projected asset growth over the first 12 months of operations. They considered the sub-advisory fees, and noted Dearborn anticipated realizing a loss with respect to the Funds in the first 12 months of operations. They reasoned that based on the information provided by Dearborn, the estimated profitability was not excessive.

Conclusion. Having requested and received such information from Dearborn as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the future shareholders of Grant Park Fixed Income Fund and Grant Park Absolute Return Fund.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Funds.

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

Grant Park Fixed Income Fund*- (Sub-Adviser- Middleton Dickinson Capital Management, LLC)

In connection with the regular meeting held on March 25 & March 26, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn Capital Management, LLC (“Dearborn”) and Middleton Dickinson Capital Management, LLC (“Middleton”), with respect to Grant Park Fixed Income Fund (the “Grant Park Fixed” or the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Middleton was founded in 2005 and currently has $275 million in assets under management. They also noted that the firm specializes in the creation of customized fixed income and cash management investment portfolios for fund managers, high net worth investors, institutions and family offices. The Board reviewed the background information on the key investment personnel who will be providing sub-advisory services to Grant Park Fixed, taking into account their education and financial industry experience and noting that their careers have primarily encompassed treasury management services, money market products and fixed income trading at futures commissions merchants and investment banks. The Board noted Middleton will execute a short to mid-term fixed income strategy designed to generate interest income, preserve capital and meet the fund’s liquidity requirements by primarily investing in liquid investment grade securities. The Board observed that in creating the portfolio, Middleton’s research and investment committee conducts economic analysis of domestic and international fixed income investments, assesses credit risk, market liquidity and duration risk of those securities, and determines asset allocations and weightings to the various fixed income sectors. The Board reviewed Middleton’s risk management approach, noting it identified liquidity risk, duration risk and credit quality risk along with risk mitigation methods primarily involving investing in liquid investment grade securities that can be priced competitively and limiting durations, demonstrating its focus on capital preservation and portfolio liquidity as mandated by Dearborn. The Board noted that Middleton’s investment team has focused solely on this type of conservative fixed-income management service since its inception and concluded that Middleton has the potential to provide high quality of service to the Fund, Dearborn and future shareholders of the Fund.

Performance. The Board reviewed the historical performance provided by Middleton, noting that the performance was for Middleton’s discretionary fixed-income strategy provided to a limited partnership managed by Dearborn and was similar to the strategy proposed to be used for the Fund. They noted that Middleton’s strategy outperformed the benchmark over the 1-year, 5-year and since inception time periods. After further discussion, the Trustees concluded that Middleton’s performance was reasonable.

Fees and Expenses. The Trustees considered that Middleton will receive an annual fee of 0.09%, and noted that the fee was lower than the average fee charged by Middleton to the other account it manages with a similar strategy. After further discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that a lack of breakpoints was acceptable and the shareholders will benefit from lower overall expenses as the Fund grows.

Profitability. The Trustees considered the anticipated profits to be realized by Middleton in connection with its relationship with the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services to be provided to the Fund. The Trustees noted that Middleton estimates realizing modest profits during the initial fiscal year. The Trustees concluded that, based on the quality of services anticipated to be provided by Middleton, the anticipated level of profit was not excessive.

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

Conclusion. Having requested and received such information from Middleton as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the future shareholders of Grant Park Fixed Income Fund.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

Grant Park Absolute Return Fund*- (Sub-Adviser- Revolution Capital Management, LLC)

In connection with the regular meeting held on March 25 & March 26, 2015, the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Dearborn Capital Management, LLC (“Dearborn”) and Revolution Capital Management, LLC (“Revolution”), with respect to Grant Park Absolute Return Fund ( “Grant Park Absolute” or the “Fund”). In considering the approval of the Sub-Advisory Agreement, the Trustees received materials specifically relating to the Sub-Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service. The Board noted Revolution was founded in 2004, is registered with the NFA as a commodity trading advisor and commodity pool operator, and provides trading advisory services within the managed futures asset class and is currently managing approximately $515 million through two managed futures programs. The Board reviewed the background information of the key investment personnel who will be providing sub-advisory services to the Fund, taking into consideration their education and financial industry experience. The Trustees noted that such personnel have aerospace engineering and computer science credentials that they have used to develop trading strategy models based on statistical algorithms. The Board reviewed Revolution’s investment process, noting that Revolution will employ an actively managed, model based liquid equity index program using U.S. and European futures contracts aimed at capturing short-term price trends within those markets. The Board observed that because Revolution’s trading systems are quantitative and statistical, Revolution will be responsible for the maintenance and improvement of the trading models, development and implementation of the risk management program and the trade execution architecture. The Board reviewed Revolution’s risk management process and agreed that Revolution demonstrated a solid understanding of macro or market level risks, micro or operational level risks, and model related strategy risk. The Board concluded that Revolution satisfactorily explained how it addresses such risks, noting that the firm has system redundancies in place and reviews model construction periodically, making enhancements to the models based on changes in market behavior. The Board observed that Revolution also uses other risk monitoring means such as setting trading limits internally, at the broker-dealer, and exchange, and monitors margin to equity ratios. The Board noted that Revolution will monitor compliance with the Fund’s investment limitations, under the supervision of Dearborn, using real time technology to review positions and position limits. The Board acknowledged Revolution’s forte is computational science, engineering, and a knowledge of trading systems and risk management, having developed two systematic managed futures trading models and other customized programs that are constructed according to well-defined specifications based on quantitative and statistical data. The Board concluded that Revolution has the potential to provide high quality service to the Fund, Dearborn and the Fund’s future shareholders.

Performance. The Board reviewed the performance data provided by Revolution, noting that the performance was purely hypothetical backtested results, and that Revolution had no actual performance information for the strategy. They noted the performance data showed that the strategy had the potential to outperform the benchmark provided across a range of time periods and deliver value to shareholders. After further discussion, the Trustees concluded that the performance data provided was satisfactory.

Fees and Expenses. The Trustees considered the sub-advisory fee of 0.65%, and noted that the fee was difficult to compare to the management and incentive fees usually charged by Revolution to its other clients, and lower than the overall fee charged to separately managed accounts. After further discussion of the range of Revolution’s duties, and other factors, including Dearborn’s incentive to negotiate a favorable fee arrangement, the Trustees concluded that the proposed sub-advisory fee was reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it

Grant Park Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

was the consensus of the Trustees that a lack of breakpoints was acceptable and the shareholders will benefit from lower overall expenses as the Fund grows.

Profitability. The Trustees considered the anticipated profits to be realized by Revolution in connection with its relationship with the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services to be provided to the Fund. The Trustees noted that Revolution estimates realizing very modest profits during the initial fiscal year. The Trustees concluded that the anticipated level of profit was not excessive.

Conclusion. Having requested and received such information from Revolution as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the future shareholders of Grant Park Absolute.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-501-4758 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file the complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-501-4758.

INVESTMENT ADVISOR
Dearborn Capital Management, LLC
555 W. Jackson Boulevard, Suite 600
Chicago, IL 60661

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/2/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/2/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 6/2/16